Schedule II - Condensed Financial Information of Registrant - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 2,160	$ 3,554	$ 1,808
Adjustments to reconcile net income to net cash provided by operating activities:
Realized capital gains and losses	877	(445)	90
Pension and other postretirement remeasurement gains and losses	468	(217)	270
Changes in:
Net cash provided by operating activities	5,175	4,314	3,993
Cash flows from investing activities
Change in short-term investments, net	(505)	2,610	(2,446)
Net cash used in investing activities	(1,719)	(1,210)	(2,526)
Cash flows from financing activities
Proceeds from issuance of long-term debt	498	0	1,236
Redemption of preferred stock	(385)	0	0
Redemption and repayment of long-term debt	(400)	0	(17)
Proceeds from issuance of preferred stock	557	0	0
Dividends paid on common stock	(614)	(525)	(486)
Dividends paid on preferred stock	(134)	(116)	(116)
Treasury stock purchases	(2,303)	(1,495)	(1,337)
Shares reissued under equity incentive plans, net	73	135	164
Excess tax benefits on share-based payment arrangements	0	0	32
Other	91	(57)	36
Net cash used in financing activities	(3,574)	(2,923)	(1,526)
Net (decrease) increase in cash	(118)	181	(59)
Cash at beginning of year	617	436	495
Cash at end of year	499	617	436
Allstate Corporation
Cash flows from operating activities
Net income	2,160	3,554	1,808
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(2,731)	(3,556)	(2,020)
Dividends received from subsidiaries	2,059	1,671	1,874
Realized capital gains and losses	10	2	(2)
Pension and other postretirement remeasurement gains and losses	454	(219)	264
Changes in:
Pension and other postretirement benefits	(116)	(224)	(159)
Income taxes	(28)	232	(20)
Operating assets and liabilities	160	56	43
Net cash provided by operating activities	1,968	1,516	1,788
Cash flows from investing activities
Proceeds from sales of investments	1,370	880	389
Proceeds from sales of investments to subsidiaries	390	0	0
Investment purchases	(1,037)	(748)	(243)
Investment collections	108	13	60
Capital contribution or return of capital from subsidiaries	(975)	42	(1,500)
Transfers to subsidiaries through intercompany loan agreement	0	0	(30)
Change in short-term investments, net	(115)	48	58
Net cash used in investing activities	(259)	235	(1,266)
Cash flows from financing activities
Proceeds from borrowings from subsidiaries	1,250	300	0
Repayment of notes due to subsidiaries	(250)	(50)	0
Proceeds from issuance of long-term debt	498	0	1,236
Redemption of preferred stock	(385)	0	0
Redemption and repayment of long-term debt	(400)	0	(17)
Proceeds from issuance of preferred stock	557	0	0
Dividends paid on common stock	(614)	(525)	(486)
Dividends paid on preferred stock	(134)	(116)	(116)
Treasury stock purchases	(2,303)	(1,495)	(1,337)
Shares reissued under equity incentive plans, net	73	135	164
Excess tax benefits on share-based payment arrangements	0	0	32
Other	(1)	(2)	0
Net cash used in financing activities	(1,709)	(1,753)	(524)
Net (decrease) increase in cash	0	(2)	(2)
Cash at beginning of year	0	2	4
Cash at end of year	$ 0	$ 0	$ 2